JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.4% (a)
Alabama — 1.4%
Black Belt Energy Gas District Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	2,000	2,121
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,004
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	300
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,768
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	1,946
UAB Medicine Finance Authority Series 2017B-2, Rev., 3.50%, 9/1/2035	160	151
Total Alabama		11,290
Alaska — 0.1%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,113
Arizona — 1.6%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	252
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	181
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,132
Series 2022A, Rev., 4.25%, 11/1/2052	800	724
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,211
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Series 2020A1, Rev., 5.00%, 7/15/2040 (d)	2,515	2,440
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	48
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2021A, Rev., 4.00%, 7/1/2040	3,375	3,411
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	359
Series 2018A, Rev., 5.00%, 7/1/2033	150	153
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Salt River Project Agricultural Improvement & Power District Series 2023B, Rev., 5.25%, 1/1/2053	2,000	2,218
Total Arizona		13,330
Arkansas — 0.1%
County of Pulaski Rev., 4.25%, 3/1/2048	250	242
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	192
Total Arkansas		434
California — 7.1%
Calexico Unified School District Series 2022, GO, 4.00%, 8/1/2043	2,065	2,072
California Community Choice Financing Authority Series 2023 G, Rev., 5.25%, 12/15/2023 (b) (e)	2,500	2,604
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,661
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	519
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	514
California Infrastructure & Economic Development Bank Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (b) (d)	2,000	2,025
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	314

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	600	525
Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	428
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	510
Rev., 5.00%, 10/15/2047	1,000	1,003
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	161
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	152
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	154
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	155
Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	198
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,852
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (d)	1,500	1,087
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	256
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	440
Long Beach Unified School District, Election of 2008 Series G, GO, 4.00%, 8/1/2045	4,165	4,171
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,702
Modesto High School District Series A, GO, 4.00%, 8/1/2048	5,200	5,245
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	6,801
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	228
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,762
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,585
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 4.00%, 5/1/2049	1,325	1,219
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	10,000	11,181
Total California		57,642
Colorado — 3.4%
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	5,017
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A-3, GO, 5.00%, 12/1/2050	670	568
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	588
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	3,465	3,803
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	1,715	1,658
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	138
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	610
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	728
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,692
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	167
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,322
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	976
County of Adams COP, 4.00%, 12/1/2040	2,815	2,816
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	888
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series 2022A, Rev., 5.75%, 12/1/2052	500	464

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
State of Colorado Series 2020-A, COP, 4.00%, 12/15/2034	30	31
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,029
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,413
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,388
Total Colorado		27,296
Connecticut — 0.3%
City of Norwalk Series 2023, GO, 4.25%, 8/15/2053	1,000	999
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	1,020
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	160
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series 2018B, Rev., 5.00%, 10/1/2033	55	60
Total Connecticut		2,239
Delaware — 0.6%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	944
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	511
Series A, Rev., 5.00%, 9/1/2046	500	501
Rev., 5.00%, 9/1/2050	1,500	1,502
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,222
Total Delaware		4,680
District of Columbia — 1.4%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	1,925	1,831
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,028
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	80	82
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,140
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,160
Total District of Columbia		11,257
Florida — 3.5%
City of Kissimmee, Sales Tax Series 2022A, Rev., 4.00%, 10/1/2051	8,110	7,693
City of Pompano Beach Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,472
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,803
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	1,200	1,229
County of Miami-Dade Series 2020A, Rev., 4.00%, 7/1/2047	4,275	4,169
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	63
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022A-1, Rev., 5.00%, 7/1/2051	195	190
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,337
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	225
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	68
Lee County School Board (The)
Series 2023A, COP, 4.00%, 8/1/2046	3,735	3,603
Series 2023A, COP, 4.00%, 8/1/2048	2,500	2,386
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	809

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,025
Monroe County School District Series 2018A, COP, 5.00%, 6/1/2030	150	162
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	40
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	340
Village Community Development District No. 15 5.00%, 5/1/2043 (d)	750	743
Total Florida		28,357
Georgia — 2.7%
Carroll City-County Hospital Authority Rev., GTD, 4.00%, 7/1/2045	1,250	1,196
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	975
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,210	1,246
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000	829
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	949
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,982
Georgia Ports Authority Rev., 4.00%, 7/1/2052	2,805	2,714
Main Street Natural Gas, Inc. Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,097
Municipal Electric Authority of Georgia Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,039
Total Georgia		22,027
Idaho — 0.2%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,725
Illinois — 4.3%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2025	105	107
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,055
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,832
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,361
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	1,001
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	678
City of St. Charles Series 2020B, GO, 4.00%, 12/1/2030	440	452
City of Sterling Series 2021B, GO, 4.00%, 11/1/2037	570	567
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	188
County of Cook GO, 5.00%, 11/15/2034	700	733
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	402
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	308
Illinois Finance Authority, Northwest community Hospital Series 2016A, Rev., 5.00%, 7/1/2025 (c)	250	257
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2034	205	210
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	1,000	963
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	130	133
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM - CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,334
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2045	1,095	1,063
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,627
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,576

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
State of Illinois
GO, 5.00%, 5/1/2024	205	206
Series 2017D, GO, 5.00%, 11/1/2024	325	329
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
GO, 5.50%, 1/1/2030	20	22
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,643
GO, 4.00%, 6/1/2033	15	15
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,520
GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	44
Series 2023B, GO, 4.50%, 5/1/2048	615	589
State of Illinois, Sales Tax
Series 2021C, Rev., 5.00%, 6/15/2032	20	22
Series 2021C, Rev., 5.00%, 6/15/2032	45	48
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	130
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,075
Will County School District No. 86 Joliet, Limited Tax Series 2015A, GO, 4.00%, 3/1/2024	220	220
Winnebago and Boone Counties School District No. 205 Rockford Series 2015B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		34,837
Indiana — 0.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	391
Greencastle Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2031	25	26
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2032	350	359
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2053	900	864
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	160
Series 2020A, Rev., 5.00%, 7/1/2055	460	407
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2034	1,100	1,137
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	46
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2029	30	33
Total Indiana		3,437
Louisiana — 3.2%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	130
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	916
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	26
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	558
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,061
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,205
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (b)	20,000	20,000
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	815	821
Total Louisiana		25,717

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	352
Maine Health and Higher Educational Facilities Authority, MaineHealth Series 2020A, Rev., 4.00%, 7/1/2045	2,355	2,206
Total Maine		2,558
Maryland — 1.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,116
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2051	2,000	1,757
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,275
Total Maryland		9,148
Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2016B, Rev., 4.00%, 6/1/2046	2,480	2,410
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,700
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,749
Total Massachusetts		10,859
Michigan — 1.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	270
Series 2021A, GO, 4.00%, 4/1/2042	350	310
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,705
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	27
Kentwood Economic Development Corp., Holland Home Obligated Group Series 2022, Rev., 4.00%, 11/15/2043	375	275
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	434
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,317
Michigan State Building Authority, Facilities Program
Series 2015I, Rev., 4.00%, 4/15/2040	120	121
Series 2023-II, Rev., 4.00%, 10/15/2047	675	664
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	10	10
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	853
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2044	4,295	4,300
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	25
Total Michigan		13,311
Minnesota — 1.1%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	139
Series 2017B, GO, Zero Coupon, 2/1/2027	400	357
Series 2017B, GO, Zero Coupon, 2/1/2028	225	193
Series 2017B, GO, Zero Coupon, 2/1/2030	880	687
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,556
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	3,000	3,011
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	131
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	25	25
Minnesota Higher Education Facilities Authority, Carleton College Rev., 4.00%, 3/1/2032	1,000	1,021

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Finance
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	175	174
Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	120	120
Nashwauk Keewatin Independent School District No. 319 Series 2022A, GO, 4.00%, 2/1/2035	500	523
Total Minnesota		8,937
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,003
Missouri — 0.3%
City of Sedalia COP, 4.00%, 7/15/2035	205	208
County of Pulaski COP, 4.00%, 12/1/2030	50	50
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	995
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	943
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	277
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	115	115
Total Missouri		2,588
Montana — 0.0% ^
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2023	10	10
Nebraska — 2.2%
Central Plains Energy Project Series A, Rev., 5.00%, 9/1/2035	1,500	1,601
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	750	780
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	7,846
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	554
Series 2020A, Rev., 4.00%, 11/15/2041	300	286
Omaha Public Power District Series 2021B, Rev., 4.00%, 2/1/2046	6,635	6,559
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2016A, Rev., 5.00%, 1/1/2034	185	192
Total Nebraska		17,818
Nevada — 0.5%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series 2018B, Rev., AGM, 4.00%, 6/1/2048	375	336
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series 2018B, Rev., 4.00%, 7/1/2049	2,500	2,357
Las Vegas Valley Water District, Limited Tax Series 2022A, GO, 4.00%, 6/1/2046	1,000	977
Total Nevada		3,670
New Hampshire — 0.1%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,064
New Jersey — 2.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	521
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	251
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,849
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	410	412
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,786

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series A, Rev., 5.00%, 6/15/2031	3,000	3,123
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 4.00%, 6/15/2045	1,400	1,326
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,060
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	986
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	971
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,006
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,530
Total New Jersey		21,821
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	250	248
New York — 15.4%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Series 2020A, Rev., 4.00%, 11/1/2045	2,300	2,003
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 5.00%, 6/15/2042	610	594
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	342
City of New York
Series 2023E, Subseries E-1, GO, 5.25%, 4/1/2047	6,500	7,163
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	6,450	6,247
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (b)	10,000	10,000
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	630
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,300	1,271
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	914
Metropolitan Transportation Authority Series 2016D, Rev., 5.00%, 11/15/2031	400	414
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	26
Series B-1, Rev., 5.00%, 11/15/2029	25	26
Series B-1, Rev., 5.00%, 11/15/2035	95	101
New York City Municipal Water Finance Authority Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,982
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	2,180	2,156
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	411
New York City Transitional Finance Authority Future Tax Secured
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,206
Series 2022F, Subseries F-1, Rev., 5.00%, 2/1/2051	5,000	5,344
New York City Transitional Finance Authority, Future Tax Secured
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	472
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	2,450	2,405
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,279
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,510
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,457
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,369
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,279
New York State Dormitory Authority
Series 2019D, Rev., 4.00%, 2/15/2047	3,500	3,395
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,258

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	923
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,950
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,114
New York State Dormitory Authority, Rockefeller University (The) Series 2019B, Rev., 5.00%, 7/1/2050	2,500	2,606
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	128
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2044	2,000	1,965
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	43
New York State Urban Development Corp., Personal Income Tax Series 2020C, Rev., 4.00%, 3/15/2041	110	109
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,942
New York Transportation Development Corp. Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,819
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,103
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,026
Rev., AMT, 5.00%, 1/1/2034	1,125	1,138
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,395
Rev., AMT, 4.38%, 10/1/2045	1,200	1,079
Port Authority of New York & New Jersey Series 242, Rev., AMT, 5.00%, 12/1/2044	4,500	4,711
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 4.00%, 6/15/2044	50	50
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,385
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (d)	850	688
Series 2021, Rev., 5.38%, 11/1/2054 (d)	750	582
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	740
GO, 4.00%, 7/1/2038	320	328
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	220
GO, AGM, 4.00%, 11/15/2041	205	204
GO, AGM, 4.00%, 11/15/2042	315	313
GO, AGM, 4.00%, 11/15/2043	325	320
Triborough Bridge & Tunnel Authority Series 2022A, Rev., 4.00%, 5/15/2051	2,000	1,943
Triborough Bridge & Tunnel Authority Sales Tax Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,173
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,152
Series 2018A, Rev., 5.00%, 11/15/2045	140	146
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	981
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 3/14/2024	4,250	4,252
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	1,375	1,284
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	816
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	132
Total New York		125,014
North Carolina — 0.8%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	575	599

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2028	805	834
Rev., 5.00%, 6/1/2030	400	414
North Carolina Housing Finance Agency, Homeownership Series 37-A, Rev., AMT, 3.50%, 7/1/2039	75	74
State of North Carolina Rev., 5.00%, 3/1/2034	4,000	4,399
Total North Carolina		6,320
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020B-2, Class 2, Rev., 5.00%, 6/1/2055	12,465	10,997
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	225
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,974
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	4,915
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,292
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,826
Hillsdale Local School District, Ohio School Facilities Project COP, 4.00%, 12/1/2023	260	260
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	195
Ohio Water Development Authority, Drinking Water Assistance Fund
Series 2022A, Rev., 5.00%, 12/1/2039	560	626
Series 2022A, Rev., 5.00%, 12/1/2040	1,250	1,392
Series 2022A, Rev., 5.00%, 12/1/2042	1,000	1,103
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	916
Total Ohio		25,721
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	628
Oregon — 2.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	355	363
City of Portland Sewer System Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,663
County of Benton GO, 4.13%, 6/1/2053	1,000	980
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	206
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	203
State of Oregon Series 2023A, GO, 5.25%, 5/1/2044	7,950	8,944
Total Oregon		17,359
Pennsylvania — 6.9%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,075
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,863
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,220
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,187
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	117
Rev., AGM, 4.00%, 6/1/2039	9,975	9,821
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,107
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,061
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,578
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : U.S. Bank NA, 2.00%, 12/1/2023 (b)	10,000	10,000

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	517
Rev., 5.00%, 11/1/2037	250	253
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,658
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,561
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	375	359
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project Rev., 5.00%, 12/1/2044	350	353
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	101
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,852
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	145	144
Pennsylvania Turnpike Commission Series 2016-A, Rev., AGM - CR, 4.00%, 12/1/2034	10	10
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,434
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	2,000	2,016
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	311
School District of Philadelphia (The) Series 2018B, GO, AGM, 4.00%, 9/1/2043	1,250	1,221
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	115	115
Rev., 4.00%, 12/15/2028	1,000	953
Rev., 5.00%, 12/15/2038	750	704
Total Pennsylvania		55,652
South Carolina — 0.5%
Patriots Energy Group Financing Agency Series 2023 SUB B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,828
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,052
Total South Carolina		3,880
Tennessee — 4.4%
City of Cleveland Series 2018B, GO, 4.00%, 6/1/2028 (c)	1,115	1,172
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	698
GO, 4.00%, 6/1/2038	720	724
GO, 4.00%, 6/1/2039	750	752
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,819
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,087
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,324
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,265	1,992
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,021
Series 2022B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,438
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	5,500	5,689

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	700
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,032
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	9,950
Total Tennessee		35,423
Texas — 11.1%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,146
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,400	4,696
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	3,026
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Dallas Series 2019A, GO, 4.00%, 2/15/2034	15	15
City of Denton GO, 4.00%, 2/15/2053	4,985	4,927
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	475
City of El Paso GO, 4.00%, 8/15/2042	145	143
City of Fort Worth Series 2023, Rev., 4.25%, 2/15/2053	3,600	3,589
City of Frisco Series 2023, GO, 4.00%, 2/15/2042	2,500	2,465
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,491
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,093
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	614
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2031	230	240
City of San Marcos GO, 4.00%, 8/15/2037	400	403
Clifton Higher Education Finance Corp. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	963
Clifton Higher Education Finance Corp., Idea Public Schools Rev., 6.00%, 8/15/2033	1,250	1,252
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	427
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,004
Series 2023A, GO, 5.00%, 9/15/2048	2,000	2,169
Crandall Independent School District
Series 2022, GO, PSF-GTD, 4.00%, 8/15/2051	2,160	2,063
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,066
Crandall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	338
Crowley Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,081
GO, PSF-GTD, 4.25%, 2/1/2053	500	502
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,096
Harris County Municipal Utility District No. 433 Series 2019A, GO, 4.00%, 9/1/2025	75	76
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,139
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,064
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,194
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,316
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,448
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,255
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,358
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	152
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,470

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Melissa Independent School District Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,185
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,768
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	263
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	262
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	628
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	200
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,000	2,206
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,408
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2030	4,090	4,511
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series 2022A, Rev., 4.00%, 7/1/2053	1,750	1,552
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,640
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,137
Trinity River Authority Series 2023, Rev., 5.00%, 2/1/2043	825	906
Total Texas		90,433
Utah — 0.5%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	482
City of Salt Lake City, Airport System
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,065	1,154
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,849
City of St George Rev., 4.00%, 6/1/2028	35	36
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 4.00%, 10/15/2041	350	290
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	371
Utah Transit Authority, Sales Tax Rev., 4.00%, 12/15/2030	150	152
Total Utah		4,334
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	315	313
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	440	437
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	160	159
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	60	60
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	75	75
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	60	59
Total Vermont		1,103
Virginia — 1.2%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	354
Series 2016A, Rev., 4.00%, 7/1/2036	320	323
City of Alexandria Series 2023, GO, 4.00%, 12/15/2048 (e)	7,000	6,923
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	519
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,560
Total Virginia		9,679
Washington — 2.6%
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,113

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington, Various Purpose Series 2023A, GO, 5.00%, 8/1/2043	13,945	15,305
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	122
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028 (d)	125	133
Rev., 5.00%, 12/1/2029 (d)	250	269
Rev., 4.00%, 12/1/2040 (d)	860	820
Rev., 4.00%, 12/1/2045 (d)	880	804
Rev., 4.00%, 12/1/2048 (d)	1,190	1,062
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,605
Total Washington		21,233
West Virginia — 0.4%
West Virginia Hospital Finance Authority, United Health System Series 2018A, Rev., 4.00%, 6/1/2051	1,000	887
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,984
Total West Virginia		2,871
Wisconsin — 2.4%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,371
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	606
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	1,950
Public Finance Authority, Renown Regional Medical Center Project
Series 2020A, Rev., 5.00%, 6/1/2032	230	245
Series 2016A, Rev., 4.00%, 6/1/2035	105	103
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,068
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,165
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2042	380	361
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,722
Rev., 5.25%, 6/15/2052	1,610	1,505
Rev., 5.38%, 6/15/2057	775	730
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,485
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,208
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2046	1,000	766
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	350	348
Total Wisconsin		19,633
Wyoming — 0.1%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	596
Total Municipal Bonds (Cost $764,955)		758,295

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (f) (g) (Cost $27,940)	27,942	27,945
Total Investments — 96.8% (Cost $792,895)		786,240
Other Assets Less Liabilities — 3.2%		26,118
NET ASSETS — 100.0%		812,358

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD21,400	(192)	(842)	(1,034)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$758,295	$—	$758,295
Short-Term Investments
Investment Companies	27,945	—	—	27,945
Total Investments in Securities	$27,945	$758,295	$—	$786,240

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Swaps	$—	$(842)	$—	$(842)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$13,912	$354,774	$340,745	$2	$2	$27,945	27,942	$1,229	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.